LOANS HELD-FOR-INVESTMENT - Schedule of Loans Held for Investment (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Accounts, Notes, Loans and Financing Receivable [Line Items]
Less: Allowance for credit losses	$ (13,011)	$ (12,888)	$ (70,358)	$ (35,039)	$ (27,684)	$ (19,779)	$ 0
Total loans held-for-investment and related receivables, net	1,343,236		892,266				301,630	$ 89,762
Loans held-for-investment and related receivables, net	1,356,247		962,624				301,630
Mezzanine loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Less: Allowance for credit losses	0	0	(58,038)	(24,870)	(21,269)	(14,541)	0
Total loans held-for-investment and related receivables, net			89,400
Loans held-for-investment and related receivables, net	0		147,475				146,060
Senior loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Less: Allowance for credit losses	(6,466)	(3,885)	(2,590)	(1,882)	(492)	(809)	0
Loans held-for-investment and related receivables, net	872,188		341,546				152,820
Total CRE loans-held-for-investment and related receivables, net
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans held-for-investment and related receivables, net	865,722		428,393				298,880
Loans held-for-investment and related receivables, net	872,188		489,021				298,880
Broadly syndicated loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Less: Allowance for credit losses	(6,545)	$ (9,003)	(9,730)	$ (8,287)	$ (5,923)	$ (4,429)	0
Total loans held-for-investment and related receivables, net	477,514		463,873				2,750
Loans held-for-investment and related receivables, net	$ 484,059		$ 473,603				$ 2,750